Notes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Number of Shares of Common Stock Issued Warrants Exercised on Conversion of Notes

The following table shows the number of shares of common stock that would have been issued if all the warrants related to the Notes were exercised as of December 31, 2012:

	As of December 31, 2012
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Series C Warrants Exercised @ $ 0.3125
Series C-1 Notes	N/A	$—	—	2,841,440
Series C-2 Notes	N/A	—	—	3,200,000
Series C-3 Notes	N/A	—	—	1,972,000

		$—	—	8,013,440

The following table shows the number of shares of common stock that would have been issued if all of the Notes were converted and the related warrants were all exercised as of December 31, 2011:

	As of December 31, 2011
Convertible Debt	Conversion Price	Principal and Interest Amounts	Potential Shares Issued if Notes Converted	Shares Issued if Series C Warrants Exercised @ $0.3125
Series C-1 Notes	$0.0625	$1,026,265	16,420,240	2,841,440
Series C-2 Notes	$0.1875	1,102,807	5,881,637	3,200,000
Series C-3 Notes	$0.1500	589,875	3,932,500	1,972,000

		$2,718,947	26,234,377	8,013,440

Notes Payable

Notes payable consist of the following:

	December 31, 2012	December 31, 2011
Convertible notes (C-1, C-2 and C-3)	$—	$2,579,220
Debt discount—beneficial conversion feature	—	(867,273)
Debt discount—warrant value	—	(62,073)
Promissory note—long term portion	164,187	—

Net	$164,187	$1,649,874